SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Nonrecurring
Liabilities:
Total losses	$ 55,234